Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 594	$ 375
Subscriptions receivable
Platinum bullion (note 6)	62,144	61,245
Palladium bullion (note 6)	53,765	76,727
Total assets	116,503	138,347
Liabilities
Accounts payable	212	59
Total liabilities	212	59
Equity
Unitholders’ capital	142,024	127,836
Unit premiums and reserves	2	2
Retained earnings (deficit)	(9,489)	26,561
Underwriting commissions and issue expenses	(16,246)	(16,111)
Total equity (note 7)	116,291	138,288
Total liabilities and equity	$ 116,503	$ 138,347
Total equity per Unit	$ 10.70	$ 14.37